RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use asset and lease liability

The Company has a lease agreement for its land lease. The continuity of the ROU asset and lease liability for the years ended December 31, 2020 and 2019 are as follows:

Right-of-use asset
As at December 31, 2018	$1,374,800
Additions	1,721,936
Depreciation	(317,208)
Impact of foreign exchange	(370,602)
Monetary adjustment for hyperinflationary economy	297,442
As at December 31, 2019	$2,706,368
Additions	702,473
Cancellation	(1,086,971)
Depreciation	(262,540)
Impact of foreign exchange	(375,830)
Monetary adjustment for hyperinflationary economy	201,933
As at December 31, 2020	$1,885,433

Lease liability
As at December 31, 2018	$1,374,800
Additions	1,721,936
Lease payments	(570,512)
Lease interest	488,484
Impact of foreign exchange	(311,579)
As at December 31, 2019	$2,703,129
Additions	702,473
Cancellation	(1,199,643)
Lease payments	(553,130)
Lease interest	374,216
Impact of foreign exchange	(341,367)
As at December 31, 2020	$1,685,678

Current portion	$92,308
Long-term portion	1,593,370
$1,685,678